ROPES & GRAY LLP

1211 AVENUE OF THE AMERICAS

NEW YORK, NEW YORK 10036

September 3, 2013

R. Brent Bates

212-596-9143

brent.bates@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Dear Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO Series Trust Prospectus and Statement of Additional Information (relating to each of the nineteen series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 13 to the Trust’s Registration Statement under the Securities Act and Amendment No. 15 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 13/15”), as filed electronically with the Commission on August 30, 2013. Amendment No. 13/15 became effective on August 31, 2013.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at the number listed above.

Sincerely,

/s/ R. Brent Bates

R. Brent Bates

Enclosures

cc:	Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Elizabeth J. Reza, Esq.